Property and Equipment, net, (Details) $ in Thousands			12 Months Ended
	Nov. 18, 2021 USD ($) $ / €	Nov. 18, 2021 EUR (€)	Dec. 31, 2022 USD ($) $ / €	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property and Equipment, net [Abstract]
Proceeds from sale of land	$ 1,248	€ 1,100,000
Exchange rate | $ / €	1.1345		1.043
Taxes and expenses on property sale	$ 233
Gain from property sale			$ 0	$ 137	$ 0
Net Book Value [Abstract]
Beginning balance			151
Ending balance			72	151
Property and Equipment [Member]
Property and Equipment [Abstract]
Beginning balance			920	1,790
Additions in equipment			27	8
Land sale				(878)
Ending balance			947	920	1,790
Accumulated Depreciation [Abstract]
Beginning balance			(769)	(655)
Depreciation			(106)	(114)
Ending balance			(875)	(769)	(655)
Net Book Value [Abstract]
Beginning balance			151	1,135
Additions in equipment			27	8
Land sale				(878)
Depreciation			(106)	(114)
Ending balance			$ 72	$ 151	$ 1,135